Note 12 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
		Fruit and		Subtotal	LIFO
	Vegetable	Snack	Other	(FIFO basis)	Impact	Total
Fiscal Year 2025:
Net sales (1)	$1,439,029	$107,373	$32,485	$1,578,887	$-	$1,578,887
Cost of products sold	1,282,833	87,492	23,887	1,394,212	34,474	1,428,686
Selling and advertising expense (2)	30,842	2,680	428	33,950	-	33,950
General and administrative expense	27,440	3,243	10,826	41,509	-	41,509
Other segment items (3)	(3,214)	-	(9,772)	(12,986)	-	(12,986)
Interest expense, net of interest income	30,370	2,251	624	33,245	-	33,245
Earnings (loss) before income taxes	$70,758	$11,707	$6,492	$88,957	$(34,474)	$54,483
Income taxes						13,259
Net earnings						$41,224

Additional segment disclosures:
Depreciation and amortization (4)	$40,770	$3,388	$618	$44,776	$-	$44,776
Capital expenditures (5)	$60,431	$1,117	$-	$61,548	$-	$61,548
Total assets	$1,433,773	$104,666	$2,246	$1,540,685	$(359,256)	$1,181,429

Fiscal Year 2024:
Net sales (1)	$1,325,618	$100,835	$32,150	$1,458,603	$-	$1,458,603
Cost of products sold	1,137,351	88,993	21,699	1,248,043	22,342	1,270,385
Selling and advertising expense (2)	30,843	3,011	369	34,223	-	34,223
General and administrative expense	30,331	3,011	13,644	46,986	-	46,986
Other segment items (3)	2,634	209	(12,853)	(10,010)	-	(10,010)
Interest expense, net of interest income	31,607	2,347	66	34,020	-	34,020
Earnings (loss) before income taxes	$92,852	$3,264	$9,225	$105,341	$(22,342)	$82,999
Income taxes						19,681
Net earnings						$63,318

Additional segment disclosures:
Depreciation and amortization (4)	$39,364	$3,480	$634	$43,478	$-	$43,478
Capital expenditures (5)	$42,089	$1,536	$-	$43,625	$-	$43,625
Total assets	$1,604,449	$100,627	$3,703	$1,708,779	$(324,782)	$1,383,997

Fiscal Year 2023:
Net sales (1)	$1,374,468	$104,156	$30,728	$1,509,352	$-	$1,509,352
Cost of products sold	1,151,397	100,272	21,753	1,273,422	131,611	1,405,033
Selling and advertising expense (2)	34,861	3,227	387	38,475	-	38,475
General and administrative expense	28,278	2,858	11,461	42,597	-	42,597
Other segment items (3)	9,693	554	(15,118)	(4,871)	-	(4,871)
Interest expense, net of interest income	12,684	1,180	461	14,325	-	14,325
Earnings (loss) before income taxes	$137,555	$(3,935)	$11,784	$145,404	$(131,611)	$13,793
Income taxes						4,562
Net earnings						$9,231

Additional segment disclosures:
Depreciation and amortization (4)	$37,359	$3,024	$558	$40,941	$-	$40,941
Capital expenditures (5)	$57,593	$13,406	$806	$71,805	$-	$71,805
Total assets	$1,415,857	$95,658	$3,646	$1,515,161	$(302,440)	$1,212,721

Revenue from External Customers by Geographic Areas [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Net sales:
United States	$1,492,266	$1,374,774	$1,408,710
International	86,621	83,829	100,642
Total net sales	$1,578,887	$1,458,603	$1,509,352

As a percentage of net sales:
United States	94.5%	94.3%	93.3%
International	5.5%	5.7%	6.7%
Total	100.0%	100.0%	100.0%